Other non-current assets	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Other non-current assets

Note 18	Other non-current assets

AS AT	NOTE	December 31, 2018	December 31, 2017	January 1, 2017
Net assets of post-employment benefit plans	24	331	262	403
Investments(1)		114	106	88
Publicly-traded and privately-held investments	26	110	103	103
Long-term notes and other receivables		89	101	64
Derivative assets	26	68	51	126
Other		135	134	113
Total other non-current assets		847	757	897

(1)	These amounts have been pledged as security related to obligations for certain employee benefits and are not available for general use.